Fair Value Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Fair Value Financial Assets and Liabilities [Abstract]
Fair value financial assets and liabilities
31.	Fair value financial assets and liabilities

Financial assets -

Except derivative financial instruments and financial instruments designated at fair value through other comprehensive income, all financial assets which included cash and cash equivalents and trade and other receivables are classified in the category of loans and receivables, are which non-derivative financial assets carried at amortized cost, held to maturity, and generate a fixed or variable interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.

Financial liabilities -

All financial liabilities of the Group including trade and other payables and interest-bearing loans and borrowings are classified as loans and borrowings and are carried at amortized cost.

(a)	Derivative financial instruments -

Derivates asset of hedging -

Foreign currency risk -

As of December 31, 2021 and 2020, the Company maintains cross currency swaps agreements for a notional amount of US$132,000,000 and US$150,000,000, respectively, with maturity in 2023 and an average rate of 2.97%. Of this total, US$131,612,000 have been designated as hedging instruments for Senior notes that are denominated in U.S. dollars, with the intention of reducing the foreign exchange risk.

The cash flow hedge of the expected future payments was assessed to be highly effective and an resulted in unrealized gain of S/20,836,000 for the year 2021 (unrealized loss of S/1,652,000 during 2020). The amounts retained in other comprehensive income of 2021 are expected to mature and affect the consolidated statement of profit or loss in 2023, the year of its liquidation.

Assets (liabilities) from financial instruments at fair value through profit or loss -

As of December 31, 2021 and 2020 the Company held cross currency swaps that do not have an underlying relationship for amounts to US$388,000 and US$18,388,000 respectively. The effect on profit or loss of the change on their fair value amounts was a gain of S/589,000 and S/5,337,000 as of December 31, 2021 and 2020 respectively). In January 2021, derivative financial instruments at fair value through profit or loss were settled in the amount of US$18,000,000, the result was a net loss amounting to S/1,569,000 presented in “Accumulated net loss on settlement of derivative financial instruments at fair value through profit or loss” caption in the consolidated statement of profit or loss.

(b)	Fair values and fair value accounting hierarchy -

Set out below is a comparison of the carrying amounts and fair values of financial instruments as of December 31, 2021 and 2020, as well as the fair value accounting hierarchy. The dates of valuations at fair value were as of December 31, 2021 and 2020, respectively.

	Carrying amount		Fair value		Fair value hierarchy
	2021	2020	2021	2020	2021/2020
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	273,402	308,912	273,402	308,912	Level 1
Trade and other receivables	143,924	89,627	143,924	89,627	Level 2
Derivatives financial assets – Cross currency swaps	106,601	42,247	106,601	42,247	Level 2
Financial investment at fair value through other comprehensive income	476	692	476	692	Level 3
Total financial assets	524,403	441,478	524,403	441,478

Financial liabilities
Trade and other payables	227,554	187,876	227,554	187,876	Level 2
Senior notes	1,094,391	1,044,352	1,119,035	1,118,492	Level 1
Promissory notes	450,964	224,232	447,558	221,607	Level 2

Total financial liabilities	1,772,909	1,456,460	1,794,147	1,527,975

All financial instruments for which fair value is recognized or disclosed are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole. The fair value hierarchies are those described in note 2.3.2 (vi).

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy. As of December 31, 2021 and 2020, there were no transfers between the fair value hierarchies.

Management assessed that cash and term deposits; trade and other receivables and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate the fair values:

-	The fair value of cross currency swaps is measured by using valuation techniques where inputs are based on market data and present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange, forward rates and interest rate curves.

A credit valuation adjustment (CVA) is applied to the “Over-The-Counter” derivative exposures to consider the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to incorporate the Group’s own credit risk in the fair value of derivatives (that is the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

-	The fair value of the quoted senior notes is based on the current quotations value at the reporting date.

-	The fair value of fixed rate promissory note it is calculated using the results of cash flow discounted at the average indebtedness rates effective as of the date of estimation.

-	The fair value of financial instruments designated at fair value through other comprehensive income has been determined using the income approach/discounted cash flow method. The quantitative information about the significant unobservable inputs used in level 3 fair value measurements as of December 31, 2021 and 2020 are described as follows:

As of December 31, 2021	Weighted average	Fair value sensitivity

Earning growth factor	3.79%	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/289,055,000 and (S/293,389,000), respectively.
WACC discount rate	9.02%	10% increase or decrease in the discount rate would result in an (decrease) increase in fair value at (S/217,435,000) and S/315,534,000, respectively.

As of December 31, 2020	Weighted average	Fair value sensitivity

Earning growth factor	3.79%	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/131,580,000 and (S/456,870,000), respectively.
WACC discount rate	8.53%	10% increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/390,352,000) and S/169,179,000, respectively.